Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
Note 8. Loss Per Share
The Company uses the
two-class
method to calculate net loss per share and apply the more dilutive of the two-class
method, treasury stock method or
if-converted
method to calculate diluted net loss per share. Undistributed earnings for each period are allocated to participating securities, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for Preference Shares outstanding in the periods to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common shares outstanding during periods with undistributed losses.
The computation of loss per share and weighted average shares of the Company’s common shares outstanding for the three months ended March 31, 2021 and 2020 are as follows (in thousands except share and per share data):

	Three Months Ended March 31,
	2021	2020
Net loss attributable to common shareholders—basic and diluted	$(5,322)	$(7,544)
Basic and diluted weighted average common shares outstanding	1,873,423	1,873,423

Net loss per share attributable to common shareholders—basic and diluted	$(2.84)	$(4.03)

The following table presents the potential common shares and Preference Shares outstanding that were excluded from the computation of diluted net loss per share of common share as of the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2021	2020
Preference Shares	218,561,319	218,561,319
Incentive Securities	833,694	806,060

Total	219,395,013	219,367,379

Note 14.	Loss Per Share
The Company uses the
two-class
method to calculate net loss per share and apply the more dilutive of the two-class
method, treasury stock method or
if-converted
method to calculate diluted net loss per share. Undistributed earnings for each period are allocated to participating securities, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for Preference Shares outstanding in the periods to share in losses, the Company’s basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average shares of common shares outstanding during periods with undistributed losses.
The computation of loss per share and weighted average shares of the Company’s common shares outstanding for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), are as follows (in thousands except share and per share data):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Net loss attributable to common shareholders - Basic and Diluted	$(30,348)	$(40,207)	$(9,761)	$(15,527)
Basic and diluted weighted average common shares outstanding	1,873,423	1,829,947	1,812,601	2,983,170

Net loss per share attributable to common shareholders: Basic and diluted	$(16.20)	$(21.97)	$(5.38)	$(5.20)

The following table presents the potential common shares and Preference Shares outstanding that were excluded from the computation of diluted net loss per share of common share as of the periods presented because including them would have been antidilutive:

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Share Options	—	—	—	851,116
Staff Loans	—	—	—	602,861
Preference Shares	218,561,319	218,561,319	213,657,244	—
Incentive Securities	833,694	761,394	709,783	—

Total	219,395,013	219,322,713	214,367,027	1,453,977